Effects of changes in currency exchange rate	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Effects of changes in currency exchange rate

Note 34 Effects of changes in currency exchange rate

Current assets are denominated in the following currencies:

CURRENT ASSETS	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Current assets
Cash and cash equivalents	707,122,815	618,154,016
CLP	131,104,956	90,360,822
USD	532,776,367	499,873,696
Euros	2,520,585	1,516,762
ARS	30,548,903	19,758,284
UYU	2,136,790	2,635,618
PYG	5,241,028	2,147,017
BOB	1,206,368	1,069,435
Others currencies	1,587,818	792,382
Others financial assets	11,899,281	7,440,650
CLP	822,288	467,851
UF	7,232,587	3,844,154
USD	3,783,635	442,366
Euros	26,092	3,553
PYG	-	2,656,724
Others currencies	34,679	26,002
Others non-financial assets	31,143,442	29,674,705
CLP	4,844,074	13,939,522
UF	-	1,362,467
USD	2,850,593	2,041,504
Euros	9,513,589	3,206,787
ARS	11,896,592	8,344,924
UYU	383,305	144,716
PYG	803,828	445,094
BOB	773,051	164,498
Others currencies	78,410	25,193
Trade and other current receivables	506,711,173	446,486,753
CLP	299,181,390	291,883,346
UF	360,586	54,212
USD	52,213,269	43,734,334
Euros	7,817,297	8,114,465
ARS	117,920,573	77,006,575
UYU	8,684,460	6,514,410
PYG	15,086,724	13,996,752
BOB	3,385,594	2,856,786
Others currencies	2,061,280	2,325,873
Accounts receivable from related parties	15,501,990	9,040,528
CLP	8,362,100	7,827,338
USD	2,207,523	13,136
Euros	29,204	115,166
ARS	11,689	1,084,888
PYG	4,790,036	-
Others currencies	101,438	-
Inventories	459,384,555	425,728,432
CLP	356,354,005	376,468,075
ARS	81,521,039	30,448,514
UYU	3,990,906	3,734,911
PYG	12,644,453	11,498,310
BOB	3,790,095	3,156,669
Others currencies	1,084,057	421,953
Biological assets	16,883,106	14,764,284
CLP	13,579,901	13,191,601
ARS	3,303,205	1,572,683
Current tax assets	19,668,196	28,786,247
CLP	6,792,673	22,123,418
USD	2,199	23,022
ARS	12,450,511	6,151,570
UYU	422,813	383,149
PYG	-	105,088
Non-current assets of disposal groups classified as held for sale	2,952,282	21,607,472
CLP	506,853	20,207,776
ARS	2,445,429	1,399,696
Total current assets	1,771,266,840	1,601,683,087

CLP	821,548,240	836,469,749
UF	7,593,173	5,260,833
USD	593,833,586	546,128,058
Euros	19,906,767	12,956,733
ARS	260,097,941	145,767,134
UYU	15,618,274	13,412,804
PYG	38,566,069	30,848,985
BOB	9,155,108	7,247,388
Others currencies	4,947,682	3,591,403
Total current assets by currencies	1,771,266,840	1,601,683,087

Non-Current assets are denominated in the following currencies:

NON-CURRENT ASSETS	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Non-current assets
Others financial assets	30,060,601	29,981,745
UF	30,060,601	29,981,745
Trade and other non-current receivables	5,966,414	3,313,742
CLP	59,475	93,543
UF	2,245,560	2,207,319
ARS	3,661,379	1,012,880
Others non-financial assets	13,674,236	12,311,027
CLP	5,931,535	7,502,550
ARS	7,682,140	4,773,697
UYU	11,248	16,087
PYG	49,313	18,693
Accounts receivable from related parties	844,344	42,506
CLP	844,344	42,506
Investments accounted for using equity method	139,746,921	149,593,180
CLP	14,446,708	12,473,973
USD	896,458	863,171
ARS	1,380,017	9,694,302
Others currencies	123,023,738	126,561,734
Intangible assets other than goodwill	244,632,721	153,123,207
CLP	102,103,411	93,780,810
ARS	111,983,717	43,067,681
UYU	4,941,055	4,959,318
PYG	17,791,810	4,423,253
BOB	7,812,728	6,892,145
Goodwill	161,583,233	127,592,056
CLP	78,918,309	79,120,778
ARS	60,204,613	27,728,301
UYU	5,186,877	5,155,840
PYG	5,702,154	5,401,679
BOB	11,571,280	10,185,458
Property, plant and equipment (net)	1,522,708,449	1,273,987,695
CLP	1,014,562,371	990,106,233
ARS	430,015,212	219,700,188
UYU	15,961,195	14,989,123
PYG	31,224,130	22,799,672
BOB	30,933,801	26,379,198
Others currencies	11,740	13,281
Investment property	12,666,980	8,121,156
CLP	3,272,632	3,300,887
ARS	9,394,348	4,820,269
Right of use assets	45,017,172	35,745,221
CLP	2,288,216	2,365,647
UF	41,832,914	30,661,437
ARS	9,305	2,543,786
UYU	461,687	174,351
PYG	425,050	-
Deferred tax assets	41,549,079	28,451,658
CLP	32,066,798	24,961,135
USD	1,913,015	1,349,518
ARS	6,375,839	1,474,155
UYU	652,186	571,790
PYG	541,241	68,224
Others currencies	-	26,836
Total non-current assets	2,218,450,150	1,822,263,193

CLP	1,254,493,799	1,213,748,062
UF	74,139,075	62,850,501
USD	2,809,473	2,212,689
ARS	630,706,570	314,815,259
UYU	27,214,248	25,866,509
PYG	55,733,698	32,711,521
BOB	50,317,809	43,456,801
Others currencies	123,035,478	126,601,851
Total non-current assets by currencies	2,218,450,150	1,822,263,193

Current liabilities are denominated in the following currencies:

CURRENT LIABILITIES	As of December 31, 2024		As of December 31, 2023
	Until 90 days	More the 91 days until 1 year	Until 90 days	More the 91 days until 1 year
	ThCh$	ThCh$	ThCh$	ThCh$
Current liabilities
Others financial liabilities	35,475,633	120,726,369	58,731,009	48,420,591
CLP	21,109,878	18,046,884	2,367,748	17,037,708
UF	3,428,771	87,012,122	3,242,883	28,374,241
USD	531,474	9,442,661	52,714,405	362,118
Euros	103,888	-	212,407	49,840
ARS	10,059,999	-	54,804	-
PYG	36,457	-	-	-
BOB	188,449	6,224,702	113,368	2,596,684
Others currencies	16,717	-	25,394	-
Current lease liabilities	2,681,843	6,769,708	2,084,679	5,057,681
CLP	283,348	177,500	81,801	96,742
UF	1,838,123	5,070,421	1,693,771	4,228,695
USD	362,393	971,307	159,760	445,300
Euros	-	-	10,764	32,291
ARS	111,701	290,702	103,598	181,762
UYU	45,183	135,550	34,985	72,891
PYG	41,095	124,228	-	-
Trade and other current payables	510,626,190	4,260,995	432,447,718	2,526,445
CLP	254,769,653	3,901,022	272,728,937	1,700,735
USD	80,195,669	180,830	48,552,262	307,940
Euros	9,814,496	584	10,018,064	88,592
ARS	144,463,472	-	84,199,465	-
UYU	3,778,079	-	3,941,952	-
PYG	10,349,752	21,289	8,050,252	21,859
BOB	5,882,964	157,270	4,833,519	407,319
Others currencies	1,372,105	-	123,267	-
Accounts payable to related parties	36,417,518	-	55,140,630	-
CLP	10,046,312	-	7,638,951	-
USD	2,794,220	-	4,045,747	-
Euros	21,010,350	-	34,075,498	-
ARS	242,682	-	9,229,527	-
PYG	2,310,004	-	1,131	-
BOB	13,950	-	91,998	-
Others currencies	-	-	57,778	-
Other current provisions	217,491	2,244,058	256,669	2,244,058
CLP	164,622	2,244,058	233,330	2,244,058
ARS	22,110	-	17,059	-
PYG	30,759	-	6,280	-
Current tax liabilities	8,407,598	32,702,573	4,486,182	5,452,482
CLP	4,113,177	32,676,212	4,114,496	2,819,345
USD	604,091	-	-	-
ARS	3,007,964	3,834	-	2,618,385
UYU	469,118	-	371,686	-
PYG	213,248	-	-	-
Others currencies	-	22,527	-	14,752
Provisions for employee benefits	31,203,297	17,264,650	22,293,579	16,419,714
CLP	14,428,956	17,252,755	14,279,763	16,419,714
ARS	14,615,567	-	6,569,427	-
UYU	695,096	-	649,101	-
PYG	970,939	-	560,016	-
BOB	205,328	-	235,272	-
Others currencies	287,411	11,895	-	-
Others non-financial liabilities	3,594,656	47,413,632	906	31,920,291
CLP	1,385,360	47,413,632	-	30,980,829
USD	1,215,681	-	-	-
ARS	-	-	906	939,462
PYG	993,615	-	-	-
Total current liabilities	628,624,226	231,381,985	575,441,372	112,041,262

CLP	306,301,306	121,712,063	301,445,026	71,299,131
UF	5,266,894	92,082,543	4,936,654	32,602,936
USD	85,703,528	10,594,798	105,472,174	1,115,358
Euros	30,928,734	584	44,316,733	170,723
ARS	172,523,495	294,536	100,174,786	3,739,609
UYU	4,987,476	135,550	4,997,724	72,891
PYG	14,945,869	145,517	8,617,679	21,859
BOB	6,290,691	6,381,972	5,274,157	3,004,003
Others currencies	1,676,233	34,422	206,439	14,752
Total current liabilities by currency	628,624,226	231,381,985	575,441,372	112,041,262

Non-Current liabilities are denominated in the following currencies:

NON-CURRENT LIABILITIES	As of December 31, 2024			As of December 31, 2023
	Over 1 year to 3 years	More than 3 year until 5 years	More than 5 years	Over 1 year to 3 years	More than 3 year until 5 years	More than 5 years
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-current liabilities
Others financial liabilities	109,566,601	105,420,081	1,019,245,040	130,645,698	172,465,574	931,134,835
CLP	60,404,790	99,885,625	-	14,665,317	153,022,502	-
UF	44,107,075	663,871	422,216,054	111,452,973	14,513,423	404,617,370
USD	-	-	592,159,908	-	-	520,409,088
BOB	5,054,736	4,870,585	4,869,078	4,527,408	4,929,649	6,108,377
Non-current lease liabilities	11,659,338	7,254,177	20,868,802	9,302,901	4,340,104	20,418,734
CLP	71,957	-	-	-	-	-
UF	8,908,395	5,621,258	19,851,041	8,168,512	3,925,739	19,363,752
USD	1,911,678	1,432,060	1,017,761	797,652	325,315	1,011,076
ARS	326,100	107,311	-	260,266	89,050	43,906
UYU	284,040	-	-	76,471	-	-
PYG	157,168	93,548	-	-	-	-
Trade and other non-current payables	45,275	-	-	88,596	-	-
CLP	41,041	-	-	79,135	-	-
UF	4,234	-	-	9,461	-	-
Accounts payable to related companies	-	-	-	536,083	-	-
CLP	-	-	-	536,083	-	-
Other non- current provisions	117,839	713,556	1,959,685	-	193,900	23,672
CLP	100,942	-	-	-	-	-
ARS	16,897	540,337	1,959,685	-	26,226	23,672
UYU	-	173,219	-	-	167,674	-
Deferred tax liabilities	40,864,865	17,064,504	70,027,310	31,622,865	10,650,020	44,084,010
CLP	26,302,201	9,240,534	28,787,902	28,922,360	8,077,467	28,562,262
ARS	14,520,341	7,800,990	36,584,730	2,692,555	2,567,253	12,338,003
UYU	-	-	875,489	-	-	946,054
PYG	42,323	22,980	1,768,718	7,950	5,300	478,042
BOB	-	-	2,010,471	-	-	1,759,649
Provisions for employee benefits	633,408	-	47,399,007	738,964	-	38,847,404
CLP	-	-	42,647,137	-	-	36,897,268
ARS	-	-	4,751,870	-	-	1,950,136
BOB	633,408	-	-	738,964	-	-
Others non-financial liabilities	1,863,665	996,926	1,495,390	996,926	996,926	1,993,853
CLP	996,926	996,926	1,495,390	996,926	996,926	1,993,853
PYG	866,739	-	-	-	-	-
Total non-current liabilities	164,750,991	131,449,244	1,160,995,234	173,932,033	188,646,524	1,036,502,508

CLP	87,917,857	110,123,085	72,930,429	45,199,821	162,096,895	67,453,383
UF	53,019,704	6,285,129	442,067,095	119,630,946	18,439,162	423,981,122
USD	1,911,678	1,432,060	593,177,669	797,652	325,315	521,420,164
ARS	14,863,338	8,448,638	43,296,285	2,952,821	2,682,529	14,355,717
UYU	284,040	173,219	875,489	76,471	167,674	946,054
PYG	1,066,230	116,528	1,768,718	7,950	5,300	478,042
BOB	5,688,144	4,870,585	6,879,549	5,266,372	4,929,649	7,868,026
Total non-current liabilities by currency	164,750,991	131,449,244	1,160,995,234	173,932,033	188,646,524	1,036,502,508